Product warranties and recalls and other safety measures (Net Changes in Liabilities for Quality Assurances) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Product Liability Contingency [Line Items]
Liabilities for quality assurances at beginning of year	¥ 1,702,312	¥ 1,696,938	¥ 1,403,764
Payments made during year	(489,461)	(586,943)	(604,853)
Provision for quality assurances	565,012	649,377	919,086
Changes relating to pre-existing quality assurances	(1,411)	(56,769)	(24,147)
Other	(7,177)	(291)	3,088
Liabilities for quality assurances at end of year	¥ 1,769,275	¥ 1,702,312	¥ 1,696,938